Expense Example, No Redemption (Vanguard Morgan Growth Fund, USD $)	12 Months Ended
Sep. 30, 2013
Vanguard Morgan Growth Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 40
3 YEAR	125
5 YEAR	219
10 YEAR	493
Vanguard Morgan Growth Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	26
3 YEAR	80
5 YEAR	141
10 YEAR	$ 318